Related parties’ transactions (Policies)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Related party transactions

The related party transactions are in the normal course of business and on an arm’s length basis. All the related party transactions have been reviewed and approved by the independent directors of the Company.